Lord Abbett Investment Trust

90 Hudson Street

Jersey City, New Jersey 07302-3973

April 4, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Lord Abbett Investment Trust
1933 Act File No. 033-68090
1940 Act File No. 811-07988

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 49 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on March 30, 2007.

Please contact the undersigned at (201) 395-2177 if you have any questions or comments.

Sincerely yours,

/s/Leslie C. Leda
Leslie C. Leda
Senior Paralegal
Lord, Abbett & Co. LLC